PGIM Ultra Short Municipal Bond ETF Annual Fund Operating Expenses - PGIM Ultra Short Municipal Bond ETF - No Share Class	Aug. 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%